Accounts Receivable, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts And Notes Receivable Net [Abstract]
Accounts receivable	$ 13,327	$ 16,911
Less: Provision for doubtful receivables	(49)	(613)	(458)	(49)
Accounts receivable, net	$ 13,278	$ 16,298